Income tax - Additional information (Details)		3 Months Ended
	Jan. 01, 2021	Mar. 31, 2020
Cyprus
Disclosure of income taxes
Corporate income tax rate		12.50%
Percentage of accounting profits distributed		70.00%
Russia
Disclosure of income taxes
Corporate income tax rate		20.00%
Tax rate on income received from government bonds		15.00%
Withholding tax rate on payment of dividends		15.00%
Tax on dividends paid by entities incorporated in country to entities incorporated outside country	15.00%
Russia | Minimum
Disclosure of income taxes
Reduced withholding tax rate on payment of dividends		5.00%
Russia | Maximum
Disclosure of income taxes
Reduced withholding tax rate on payment of dividends		10.00%
Kazakhstan
Disclosure of income taxes
Corporate income tax rate		20.00%